1933 Act/Rule 485(a)

December 30, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 78

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 78 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding a new series to the Trust, Virtus Essential Resources Fund (the “Fund”). Please note that at the time of this filing, certain financial and other information as of the end of the Trust’s fiscal year on September 30, 2014 was not yet available. The Trust’s annual update to its registration statement will be filled on or about January 28, 2015. A post-effective amendment relating to the Fund will be filed prior to or at effectiveness of this post-effective amendment and will contain all required financial and other information for the Trust.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr